Deferred compensation plans (Tables)	12 Months Ended
Mar. 31, 2015
Deferred compensation plans
SAR Plan A, Weighted-average assumptions

	Year ended March 31
	2013	2014	2015
Expected volatility	43.11%	45.97%	45.26%
Expected dividends yield	2.12%	1.00%	2.39%
Expected lives (in years)	7	7	7
Risk-free interest rate	0.45%	0.51%	0.43%

Activity relating to SAR Plan A

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2014	15,959,500	¥791	3.8
Granted	2,728,500	747
Exercised	(1,073,200)	328
Forfeited	(59,400)	883
Expired	(1,906,000)	1,874

Outstanding as of March 31, 2015	15,649,400	¥683	3.8

Exercisable as of March 31, 2015	10,223,600	¥624	2.5

Activity relating to SAR Plan B

	Outstanding (number of Nomura shares)	Weighted-Average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2014	92,621,100	¥474	5.3
Granted(1)	44,339,900	483
Exercised	(35,387,800)	471
Forfeited	(1,176,500)	498
Expired	(7,700)	2,358

Outstanding as of March 31, 2015	100,389,000	¥478	5.4

Exercisable as of March 31, 2015	22,668,800	¥453	3.5

(1)	SAR Plan B awards granted during the year ended March 31, 2015 include awards granted through MYPD awards. These awards relate to a total of 18,315,000 outstanding Nomura shares with a weighted average grant date fair value of ¥298 per share.

Activity related to NSUs and CSUs

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2014	51,695,211	¥652		50,697,928	¥429
Granted(1)	29,845,622	623	(2)	23,863,468	674	(2)
Vested	(31,829,763)	632	(3)	(31,863,838)	495	(3)
Forfeited	(1,591,537)			(1,516,480)

Outstanding as of March 31, 2015	48,119,533	¥693	(4)	41,181,078	¥524	(4)

(1)	NSUs granted during the year ended March 31, 2015 include awards granted through MYPD awards. A total of 5,389,800 NSU units were granted with a weighted-average grant date fair value of ¥615 per share.
(2)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(3)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(4)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2015.

Activity related to MYPD awards

	Outstanding (number of shares)	Weighted Average grant date fair value per share
Outstanding as of March 31, 2014(1)	25,766,250	¥298

Forfeited	(2,061,450)

Converted to SAR Plan B awards and NSUs(2)	(23,704,800)	298

Outstanding as of March 31, 2015	—	¥—

(1)	Based on the probable number of SAR Plan B awards and NSUs which were expected to be issued on conversion of notional performance units at the end of the performance period.
(2)	Represents the actual number of SAR Plan B awards and NSUs which were granted on conversion of notional performance units during the year.

Activity relating to NIUs

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2014	37,102,579	$4,354
Granted	23,536,020	4,501	(2)
Vested	(25,680,065)	4,601	(3)
Forfeited	(1,511,292)

Outstanding as of March 31, 2015	33,447,242	$4,650	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2015.